SIGNIFICANT ACCOUNTING POLICIES, Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets [Abstract]
Impairment losses	$ 0	$ 0	$ 0